Right-of-use assets (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 COP ($)
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	$ 377,886
Balance at the end	352,639
Lease liabilities
Lease Liabilities Rollforward [Abstract]
Balance at the beginning	1,055,198
Additions	11,264
Remeasurements	43,851
Disposals	(5,085)
Finance cost	27,621
Payment of capital and interests	(150,191)
Exchange difference	35,087
Balance at the end	1,017,745
Lands and buildings
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	93,472
Additions	9,347
Amortization expense	(15,535)
Remeasurements	$ 2,234
Disposals	(208)
Exchange difference	$ 5,778
Balance at the end	95,088
Plant and equipment
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	133,939
Additions	1,135
Amortization expense	(30,305)
Remeasurements	34,978
Exchange difference	1,933
Balance at the end	141,680
Vehicles
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	150,475
Additions	782
Amortization expense	(42,278)
Remeasurements	5,400
Exchange difference	1,492
Balance at the end	115,871
Right-of-use assets
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	377,886
Additions	11,264
Amortization expense	(88,118)
Remeasurements	$ 42,612
Disposals	(208)
Exchange difference	$ 9,203
Balance at the end	$ 352,639